Federal Income Tax Status (Details) - 401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN	12 Months Ended
Dec. 31, 2025
Federal Income Tax Status
Receipt of determination letter	true
Determination letter date	Jul. 06, 2016